Other Noncurrent Liabilities	3 Months Ended
Mar. 31, 2012
Other Noncurrent Liabilities [Abstract]
Other Noncurrent Liabilities [Text Block]
OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are as follows (in thousands):

	March 31, 2012	December 31, 2011
Environmental liabilities	$2,596	$2,621
Asset retirement obligations	45	44
Total Other Noncurrent Liabilities	$2,641	$2,665

For further discussion related to environmental liabilities, see Note K.